Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Mar. 31, 2025
Ordinary shares, par value	$ 0.001	$ 0.001
Common Class A [Member]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	100,000,000	50,000,000
Ordinary shares, shares issued	14,123,611	9,611,111
Ordinary shares, shares outstanding	14,123,611	9,611,111
Series A Convertible Redeemable Preferred Stock [Member]
Temproary equity, par value	$ 0.001	$ 0.001
Temporary equity, shares authorized	20,000,000	0
Temporary equity, shares issued	1,500	0
Temporary equity, shares outstanding	1,500	0